Risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Risk Management [Abstract]
Summary of Reconcilation of Change in Fair Value of Financial Instruments Outstanding

The following table reconciles the changes in the fair value of financial instruments outstanding:

	Year ended December 31
Risk management asset (liability)	2025	2024
Balance, beginning of year	$7.1	$11.8
Unrealized gain (loss) on financial instruments:
Oil	(3.3)	3.3
Natural gas	(0.2)	(8.5)
Equity (1)	(0.6)	-
Electricity	-	0.5
Equity Forward Contract	28.7	-
Total fair value, end of year	$31.7	$7.1

Current asset portion	$23.0	$8.4
Current liability portion	-	(1.3)
Non-current asset portion	8.7	-
Non-current liability portion	$-	$-

(1)
Unrealized gain (loss) on equity forward contracts is included in share-based compensation expense.

Schedule of Financial Instruments Outstanding

Obsidian Energy had the following financial instruments outstanding as at December 31, 2025. Fair values are determined using external counterparty information, which is compared to observable market data. The Company limits our credit risk by executing counterparty risk procedures which include transacting only with institutions within our syndicated credit facility or companies with high credit ratings and by obtaining financial security in certain circumstances.

Commodity contracts

	Notional Volume (mcf/d)	Remaining Term	Price (C$/mcf)	Fair value (millions)
Natural Gas
AECO Swap	26,540	January 2026 - March 2026	$3.30	$1.0
AECO Swap	29,384	April 2026 - October 2026	2.81	2.5
AECO Swap	1,896	November 2026 - March 2027	$3.73	$0.1
Total natural gas				$3.6

Total				$3.6

Obsidian Energy is exposed to equity price risk on our common share price in relation to our share-based compensation plans. Given the value of our share-based compensation plans fluctuates based on the Company’s common share price on the TSX at each period end date, the Company helps mitigate this exposure by entering into equity forward contracts. Unrealized and realized gains/losses on our equity forward contracts for the period are recorded through share-based compensation.

	Share Volume	Remaining Term (1)	Price (C$)	Fair value (millions)
Equity
Equity Forward Contract	720,000	September 2028	$8.89	$6.1
Equity Forward Contract	1,300,000	October 2028	8.72	10.9
Equity Forward Contract	550,000	November 2028	8.43	4.6
Equity Forward Contract	715,000	December 2028	8.31	6.0
Equity Forward Contract	55,000	January 2029	$8.44	$0.5
Total				$28.1

(1)
The Company can settle the contract, or a portion of the contract, at any time.

Disclosure Details of Additional Contracts

Subsequent to December 31, 2025, the Company entered into the following additional commodity contracts:

	Notional Volume (bbl/d)	Remaining Term		Price ($/bbl)
Oil
WTI Swap	6,127	January 2026	CAD$	84.12
WTI Swap	13,298	February 2026	US$	62.47
WTI Swap	12,800	March 2026	US$	64.13
WTI Swap	8,000	April 2026	US$	64.29
WTI Swap	2,000	May 2026	US$	63.70

	Notional Volume (mcf/d)	Remaining Term		Price (C$/mcf)
Natural Gas
AECO Swap	5,993	April 2026 - October 2026		$2.03

Subsequent to December 31, 2025, the Company entered into the following additional equity forward contracts:

	Share Volume	Remaining Term	Price (C$)
Equity
Equity Forward Contract	395,000	January 2029	$8.81
Equity Forward Contract	555,000	February 2029	$10.10

Subsequent to December 31, 2025, the Company entered into the following foreign exchange forward contracts:

	Notional Amount ($millions)	Remaining Term	Price (C$)
Foreign exchange forward contracts
FX forward contract	2.5	January 2026	$1.3840
FX forward contract	19.0	February 2026	1.3719
FX forward contract	16.0	March 2026	1.3686
FX forward contract	13.5	April 2026	$1.3650

Components of Risk Management on Consolidated Statements of Income (Loss)

The components of risk management on the Consolidated Statements of Income (Loss) are as follows:

	Year ended December 31
	2025	2024
Realized
Settlement of oil contracts gain (loss)	$(0.6)	$1.9
Settlement of natural gas contracts gain	7.9	19.7
Total realized risk management gain	$7.3	$21.6

Unrealized
Oil contracts gain (loss)	$(3.3)	$3.3
Natural gas contracts loss	(0.2)	(8.5)
Total unrealized risk management loss	(3.5)	(5.2)
Risk management gain	$3.8	$16.4

Disclosure of Detailed Information about Accounts Receivable	As at December 31, the following accounts receivable amounts were outstanding:

	Current	30-90 days	90+ days	Total
2025	$50.8	$3.2	$2.1	$56.1
2024	$82.8	$3.3	$1.9	$88.0

Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities

The following table outlines estimated future obligations for non-derivative financial liabilities as at December 31, 2025:

	Long-term debt	Accounts payable & accrued liabilities	Share-based compensation accrual	Total
2026	$-	$136.3	$18.7	$155.0
2027	9.0	-	-	9.0
2028	-	-	1.2	1.2
2029	-	-	-	-
2030	175.0	-	-	175.0
Thereafter	$-	$-	$-	$-